Annual Total Returns[BarChart] - AST Franklin 85 15 Diversified Growth Allocation Portfolio - No Share Class	2015	2016	2017	2018	2019	2020
Total	(0.90%)	8.92%	14.60%	(6.17%)	18.25%	6.07%